Schedule Accrued Expenses (Detail) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Payables and Accruals [Abstract]
Commissions		$ 8,559	$ 4,943
Bonus		5,063	2,895
Payroll and related benefits		2,640	988
Interest		34	794
Partner and customer programs		1,234	615
Sales and other taxes		1,373	615
Employee travel expenses		369	213
Consulting and professional services		339	188
Other		3,025	1,854
Total	$ 14,106	$ 22,636	$ 13,105